Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
12.	Income Taxes
Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2022
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	177,235	175,205	352,440

Income taxes:
Current	53,104	47,052	100,156
Deferred	(1,129)	(6,671)	(7,800)

	51,975	40,381	92,356

	Year ended December 31, 2021
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	165,927	136,779	302,706

Income taxes:
Current	47,491	34,201	81,692
Deferred	6,883	(16,709)	(9,826)

	54,374	17,492	71,866

	Year ended December 31, 2020
	Japanese	Foreign	Total

	(Millions of yen)
Income before income taxes	48,186	82,094	130,280

Income taxes:
Current	24,063	25,816	49,879
Deferred	(6,007)	(9,535)	(15,542)

	18,056	16,281	34,337

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 31% for the years ended December 31, 2022, 2021 and 2020.
A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2022	2021	2020

Japanese statutory income tax rate	31.0%	31.0%	31.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.6	0.7	2.3
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.1)	(3.9)	(5.8)
Tax credit for research and development expenses	(2.8)	(3.2)	(1.7)
Change in valuation allowance	(0.3)	(3.9)	2.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.6	4.5	2.6
Tax credit at foreign subsidiaries	(0.5)	(0.3)	(1.3)
Effect of enacted changes in tax laws	0.0	(1.0)	(1.5)
Other	(0.3)	(0.2)	(1.6)

Effective income tax rate	26.2%	23.7%	26.4%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2022	2021

	(Millions of yen)
Other assets	131,063	138,507
Other noncurrent liabilities	(38,518)	(43,402)

	92,545	95,105

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 are presented below:

	December 31
	2022	2021

	(Millions of yen)
Deferred tax assets:
Inventories	14,107	11,263
Accrued business tax	2,732	3,387
Accrued pension and severance cost	55,986	67,752
Research and development – costs capitalized for tax purposes	7,119	5,004
Property, plant and equipment	40,549	35,658
Operating lease liabilities	20,515	17,328
Accrued expenses	28,080	29,331
Net operating losses carried forward	34,045	33,873
Other	48,675	48,621

	251,808	252,217
Less valuation allowance	(17,732)	(19,073)

Total deferred tax assets	234,076	233,144
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(20,306)	(19,677)
Tax deductible reserve	(3,658)	(4,007)
Financing lease revenue	(17,335)	(14,602)
Operating lease right-of-use assets	(20,090)	(17,066)
Intangible assets	(46,054)	(51,173)
Other	(34,088)	(31,514)

Total deferred tax liabilities	(141,531)	(138,039)

Net deferred tax assets	92,545	95,105

The net changes in the total valuation allowance were a decrease of ¥1,341 million, a decrease of ¥11,679 million and an increase of ¥3,074 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Based on the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the valuation allowance, at December 31, 202
2
.
At December 31, 2022, Canon had net operating losses which can be carried forward for income tax purposes of ¥177,351 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	1,431
After one year through five years	18,404
After five years through ten years	35,727
After ten years through twenty years	3,849
Indefinite period	117,940

177,351

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.
Canon has not recognized deferred tax liabilities of ¥19,408 million for a portion of undistributed earnings of foreign subsidiaries of ¥857,289 million as of December 31, 202
2
because Canon intends to permanently reinvest such undistributed earnings of foreign subsidiaries. Deferred tax liabilities will be recognized when such undistributed earnings are no longer permanently reinvested.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2022	2021	2020
	(Millions of yen)
Balance at beginning of year	9,813	8,572	8,120
Additions for tax positions of the current year	583	1,168	—
Additions for tax positions of prior years	220	216	208
Reductions for tax positions of prior years	(2,538)	—	(49)
Settlements with tax authorities	(594)	(62)	—
Other	870	(81)	293

Balance at end of year*	8,354	9,813	8,572

*
The unrecognized tax benefits were offset by deferred tax assets in the amount of
¥1,800
 million,
¥1,695
 million and
¥1,412
 million as of December 31, 2022, 2021 and 2020, respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, were ¥8,354 million and ¥9,813 million at December 31, 2022 and 2021, respectively.
Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax examination settlements and any related litigation could affect the effective tax rate in a future period. Based on each of the items of which Canon is aware at December 31, 2022, no significant changes to the unrecognized tax benefits are expected within the next twelve months.
Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2022 and 2021, and interest and penalties included in income taxes for the years ended December 31, 2022, 2021 and 2020 were not significant.
Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2021. Canon is also no longer subject to a transfer pricing examination by the tax authority for years before 2021. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2014 with a few exceptions.